Income Taxes - Additional Information (Details) - USD ($) $ in Thousands		3 Months Ended		9 Months Ended		12 Months Ended
	Mar. 27, 2020	Sep. 30, 2023	Sep. 30, 2022	Sep. 30, 2023	Sep. 30, 2022	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2017
Operating Loss Carryforwards [Line Items]
Net operating loss carryback for federal income tax purposes	$ 4,600
Research tax credits						$ 3,886	$ 2,162
Deferred tax liabilities						181	3,165
Income tax (provision) benefit		$ 63	$ (549)	$ 99	$ (1,536)	$ (3,053)	$ (15,539)	$ 15,269
Effective benefit tax rate		(0.20%)	1.60%	(0.10%)	1.00%	1.50%	6.40%	(247.70%)
Domestic Tax Authority [Member]
Operating Loss Carryforwards [Line Items]
Operating loss carryforwards						$ 293,700			$ 2,300
Accumulated operating loss carryforward period						20 years
Accumulated operating loss carryforward indefinitely						$ 291,400
Operating loss carryforwards limitation on use description						80% taxable income limitation
Operating loss carryforward expiration year						2037
Research tax credits						$ 3,500
Income tax credit research expiration year						2039
State and Local Jurisdiction [Member]
Operating Loss Carryforwards [Line Items]
Operating loss carryforwards						$ 285,200
Operating loss carryforward expiration year						2025
Research tax credits						$ 1,700